SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 HKD ($)
Concentration of risks
Research and development	$ 24,844	$ 8,869	$ 7,419
Cash	88,157	42,089
Insured amount	85,880
FDIC insured amount	250
HKDPB insured amount				$ 500
SDIC insured amount	75
UNITED STATES
Concentration of risks
Cash	56,837	36,736
Non-US
Concentration of risks
Cash	31,320	5,353
Research and Development Expense | Supplier concentration risk | A
Concentration of risks
Research and development	7,941	$ 4,559	2,385
Research and Development Expense | Supplier concentration risk | B
Concentration of risks
Research and development	$ 6,926		1,213
Research and Development Expense | Supplier concentration risk | C
Concentration of risks
Research and development			$ 765